Stated capital (Tables)	3 Months Ended
Mar. 31, 2024
Stated capital
Schedule of stated capital

	Ordinary Shares
			Share capital		Share premium
	Number of		net of		net of
	shares	Share capital	issue costs	Share Premium	issue costs
	000’s	$’000	$’000	$’000	$’000

At December 31, 2023	332,519	100,311	99,756	5,324,525	5,295,056
Shares issued on exercise of options	349	105	105	2,773	2,773
At March 31, 2024	332,868	100,416	99,861	5,327,298	5,297,829